Prepayments deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments Deposits And Other Assets [Abstract]
Schedule of Prepayments, deposits and other assets

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Included in non-current assets
Prepaid content royalties	430	323
Others	110	102
	540	425
Included in current assets
Prepaid content royalties	1,949	1,662
Interest receivables	667	976
Prepaid promotion and other expenses	438	767
Prepaid vendors deposits and other receivables	148	190
Value-added tax recoverable	125	77
Receivable from Tencent (Note 32(b))	54	48
Others	57	73
	3,438	3,793